STABLECOIN (Tables)	6 Months Ended
Sep. 30, 2025
Stablecoin
Schedule of stablecoin

	September 30,
	2025
	(Unaudited)	March 31, 2025
USDC	$3,063	–
USDT	10	$–
Total stablecoins	$3,073	$–

Schedule of stablecoin purchases

Three and six months ended
September 30,
2025 (unaudited)
	USDC	USDT	Total
Stablecoins value as of April 1	$–	$–	$–
Stablecoin purchases	–	–	–
Contribution of stablecoins	–	–	–
Stablecoins used to settle operating costs	–	–	–
Stablecoins sold	–	–	–
Stablecoins value as of June 30	$–	$–	$–
Stablecoin purchases	–	–	–
Contribution of stablecoins	5,412	10	5,422
Stablecoins used to settle operating costs	(2,349)	–	(2,349)
Stablecoins sold	–	–	–
Stablecoins value as of September 30	$3,063	$10	$3,073